Operating Segments (Tables)	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$213,106	$172,317	$—	$—	$385,423
Interest Revenue	449	10,538	—	—	10,987
Intersegment Revenue (2)	3,292	—	—	(3,292)	—
Total Revenue	$216,847	$182,855	$—	$(3,292)	$396,410
Adjusted EBITDA	$57,467	$79,930	$(21,321)		$116,076

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$202,949	$161,594	$—	$—	$364,543
Interest Revenue	47	1,398	—	—	1,445
Intersegment Revenue (2)	737	—	—	(737)	—
Total Revenue	$203,733	$162,992	$—	$(737)	$365,988
Adjusted EBITDA	$45,631	$68,142	$(18,303)	$—	$95,470

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$642,001	$515,976	$—	$—	$1,157,977
Interest Revenue	1,214	27,406	—	—	28,620
Intersegment Revenue (2)	7,851	—	—	(7,851)	—
Total Revenue	$651,066	$543,382	$—	$(7,851)	$1,186,597
Adjusted EBITDA	$165,572	$236,350	$(65,000)		$336,922

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$603,468	$506,984	$—	$—	$1,110,452
Interest Revenue	77	2,040	—	—	2,117
Intersegment Revenue (2)	5,303	—	—	(5,303)	—
Total Revenue	608,848	509,024	—	(5,303)	1,112,569
Adjusted EBITDA	$149,282	$212,286	$(59,178)	$—	$302,390

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Schedule of Reconciliation of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Segments Adjusted EBITDA	137,397	113,773	401,922	361,568
Corporate costs	(21,321)	(18,303)	(65,000)	(59,178)
Depreciation and amortization	(67,074)	(66,088)	(197,046)	(199,096)
Share-based compensation	(4,938)	(13,542)	(23,061)	(45,248)
Restructuring and other costs	(835)	(6,443)	(4,165)	(60,636)
Impairment expense on goodwill and intangible assets	—	(4,036)	(275)	(1,886,223)
Other income, net	9,661	38,230	19,584	97,863
Loss on disposal of subsidiary and other assets, net	—	(699)	—	(1,359)
Interest expense, net	(38,421)	(34,631)	(112,639)	(89,013)
Income / (loss) before taxes	$14,469	$8,261	$19,320	$(1,881,322)

Schedule of long-lived assets, net by geographic area

The information below summarizes long-lived assets, net by geographic area:

	September 30, 2023	December 31, 2022
United States of America	17,766	10,774
United Kingdom	11,840	11,768
Canada	3,801	5,800
Bulgaria	4,862	8,109
Austria	3,943	7,354
All other countries (1)	1,824	3,651
Total long-lived assets, net	$44,036	$47,456

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.